Consolidated cash flow statement of Aegon Ltd. - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement [LineItems]
Result before tax from continuing operations		€ (391)	€ 827	[1],[2]	€ 1,164	[1]
Result before tax from discontinued operations		458	242	[1]	1,237	[1]
Impairment loss on measurement of disposal group		(413)	(1,094)	[1]	0	[1]
Result before tax from continuing operations and discontinued operations		(346)	(25)	[1]	2,400	[1]
Results from financial transactions		(20,540)	60,321	[1]	(25,716)	[1]
Amortization and depreciation		(163)	169	[1]	1,167	[1]
Impairment losses		116	115	[1]	5	[1]
Results from (re)insurance contracts and investment contracts with discretionary participating features		17,673	(43,253)	[1]
Income from joint ventures		(200)	(289)	[1]	(265)	[1]
Income from associates		(118)	(4)	[1]	(112)	[1]
Release of cash flow hedging reserve		(130)	(126)	[1]	(106)	[1]
Other		892	479	[1]	248	[1]
Adjustments of non-cash items		(2,469)	17,412	[1]	(24,778)	[1]
Investment contracts without discretionary participating features		9,742	(14,142)	[1]
Insurance and investment liabilities	[1]				(1,885)
Insurance and investment liabilities for account of policyholders	[1]				13,605
Accrued expenses and other liabilities		(442)	(752)	[1]	(1,008)	[1]
Accrued income and prepayments		1,325	(997)	[1]	(543)	[1]
Changes in accruals		10,626	(15,891)	[1]	10,169	[1]
Insurance contracts		(11,770)	(12,163)	[1]
Investment contracts with discretionary participating features		(2,030)	(1,797)	[1]
Reinsurance contracts held		923	1,491	[1]
Purchase of investments (other than money market investments)		(43,445)	(64,243)	[1]	(35,520)	[1]
Purchase of derivatives		(1,011)	(4,140)	[1]	(1,611)	[1]
Disposal of investments (other than money market investments)		52,576	87,910	[1]	38,040	[1]
Disposal of derivatives		(1,612)	(2,306)	[1]	310	[1]
Net purchase of investments for account of policyholders	[1]				12,063
Net change in cash collateral		1,592	(3,207)	[1]	(2,805)	[1]
Net purchase of money market investments		(1,853)	(340)	[1]	(85)	[1]
Cash flow movements on operating items not reflected in income		(6,631)	1,206	[1]	10,391	[1]
Tax (paid)/ received		(321)	(38)	[1]	21	[1]
Other		4	6	[1]	0	[1]
Net cash flows from operating activities		864	2,672	[1]	(1,796)	[1]
Purchase of individual intangible assets (other than future servicing rights)		(51)	(26)	[1]	(36)	[1]
Purchase of equipment and real estate for own use		(65)	(72)	[1]	(76)	[1]
Acquisition of subsidiaries, net of cash		(34)	(29)	[1]	0	[1]
Acquisition/capital contributions joint ventures and associates		(253)	(73)	[1]	(97)	[1]
Disposal of intangible asset		3
Disposal of equipment		46	9	[1]	2	[1]
Disposal of subsidiaries and businesses, net of cash		(1,964)	604	[1]	59	[1]
Disposal joint ventures and associates		12	185	[1]	0	[1]
Dividend received from joint ventures and associates		310	137	[1]	95	[1]
Other		0	(1)	[1]	0	[1]
Net cash flows from investing activities		(1,996)	733	[1]	(54)	[1]
Purchase of treasury shares		(1,072)	(597)	[1]	(231)	[1]
Proceeds from TRUPS, Subordinated borrowings and borrowings	[3]	2,670	3,569	[1]	3,914	[1]
Repayment of perpetuals		0	(429)	[1]	(212)	[1]
Repayment of non-cumulative subordinated note		(4,230)	(4,086)	[1]	(3,000)	[1]
Dividends paid		(494)	(167)	[1]	(121)	[1]
Coupons on perpetual securities		(65)	(48)	[1]	(52)	[1]
Payment of lease liabilities		(39)	(49)	[1]	(59)	[1]
Change in ownership non-controlling interests		(11)	(57)	[1]	61	[1]
Other		0	31	[1]	0	[1]
Net cash flows from financing activities		(3,241)	(1,834)	[1]	300	[1]
Net increase / (decrease) in cash and cash equivalents	[4]	(4,373)	1,570	[1]	(1,550)	[1]
Net cash and cash equivalents at the beginning of the year	[1]	8,486	6,861		8,372
Effects of changes in exchange rate		(38)	55	[1]	67	[1]
Net cash and cash equivalents at the end of the year		€ 4,074	8,486	[1]	6,861	[1]
Previously Reported [Member]
Statement [LineItems]
Net cash and cash equivalents at the beginning of the year	[1]		€ 6,889
Net cash and cash equivalents at the end of the year	[1]				€ 6,889

[1]	Comparatives for 2022 have been restated due to the initial application of IFRS 9 and IFRS 17. Comparatives for 2021 have not been restated due to the initial appliocation of IFRS 9 and IFSR 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[3]	Trust pass-through securities.
[4]	Included in net increase / (decrease) in cash and cash equivalents are interest received EUR 5,016 million (2022: EUR 5,250 million), dividends received EUR 2,254 million (2022: EUR 1,856 million) and interest paid EUR 516 million (2022: EUR 247 million). All included in operating activities except for dividend received from joint ventures and associates EUR 310 million (2022: EUR 137 million).